DIRECTORS' AND SUPERVISORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2018
Significant related party transactions
Schedule of directors' and supervisors' remuneration

	2016	2017	2018
Fees	762	768	756
Basic salaries, housing fund, other allowances and benefits in kind	975	1,370	1,849
Pension cost	114	166	234

	1,851	2,304	2,839

Schedule of remuneration of each director and supervisor

The remuneration of each director and supervisor of the Company for the year ended December 31, 2016 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total

Executive Directors:
Ge Honglin	—	—	—	—	—
Ao Hong	—	—	—	—	—
Lu Dongliang	—	—	—	—	—
Jiang Yinggang	—	725	—	76	801
	—	725	—	76	801

Non-executive Directors:
Yu Dehui	—	—	—	—	—
Liu Caiming	—	—	—	—	—
Wang Jun	150	—	—	—	150
Lie-A-Cheong Tai-Chong, David	204	—	—	—	204
Chen Lijie	204	—	—	—	204
Hu Shihai	204	—	—	—	204
	762	—	—	—	762
Supervisors:
Liu Xiangmin	—	—	—	—	—
Yuan Li	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming		250	—	38	288
Zhao Zhao		—	—	—	—
	—	250	—	38	288

Total	762	975	—	114	1,851

The remuneration of each director and supervisor of the Company for the year ended December 31, 2017 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total
Executive Directors:
Yu Dehui	—	—	—	—	—
Lu Dongliang	—	—	—	—	—
Jiang Yinggang	—	822	—	83	905
	—	822	—	83	905

Non-executive Directors:
Ao Hong	—	—	—	—	—
Liu Caiming	—	—	—	—	—
Wang Jun	150	—	—	—	150
Chen Lijie	206	—	—	—	206
Lie-A-Cheong Tai-Chong, David	206	—	—	—	206
Hu Shihai	206	—	—	—	206
	768	—	—	—	768
Supervisors:
Liu Xiangmin	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming	—	548	—	83	631
	—	548	—	83	631

Total	768	1,370	—	166	2,304

The remuneration of each director and supervisor of the Company for the year ended December 31, 2018 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total
Executive Directors:
Yu Dehui (Note (i))	—	—	—	—	—
Lu Dongliang (Note (iii))	—	—	—	—	—
Jiang Yinggang	—	762	—	90	852
Zhu Runzhou	—	438	—	54	492
	—	1,200	—	144	1,344

Non-executive Directors:
Ao Hong (Note ii))	—	—	—	—	—
Wang Jun (Note (ii))	150	—	—	—	150
Chen Lijie	202	—	—	—	202
Lie-A-Cheong Tai-Chong, David	202	—	—	—	202
Hu Shihai	202	—	—	—	202
	756	—	—	—	756
Supervisors:
Ye Guohua	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming	—	649	—	90	739
	—	649	—	90	739

Total	756	1,849	—	234	2,839

Note:

(i)On February 21, 2019, Mr. Yu Dehui resigned as the chairman and an executive Director of the Company, and Mr. Lu Dongliang was elected as the chairman of the sixth session of the Board of the Company at the 39th meeting of the sixth session of the Board.

(ii)On February 20, 2019, the appointment of Mr. Wang Jun as the chief financial officer and the Secretary to the Board (Company Secretary) of the Company was approved at the 38th meeting of the sixth session of the Board of the Company.

Schedule of remuneration payable to the remaining two highest paid individuals

	2016	2017	2018
Basic salaries, housing fund, other allowances and benefits in kind	1,450	2,460	1,305
Discretionary bonuses	—	—	—
Pension costs	152	249	165

	1,602	2,709	1,470

Schedule of remuneration of the directors and supervisors of the Company whose remuneration fell within the following band

	Number of individuals
	2016	2017	2018
Nil to RMB1,000,000	15	15	12

Directors and supervisors
Significant related party transactions
Schedule of remuneration of the directors and supervisors of the Company whose remuneration fell within the following band

	Number of employees
	2016	2017	2018
Nil to RMB1,000,000	2	3	2